Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Measurements
Schedule of fair value hierarchy for assets and liabilities measured at fair value on a recurring basis

The following table presents the Partnership’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2015:

Assets	Level 1	Level 2	Level 3	Total
Equity in brokers' trading accounts
U.S. and foreign futures contracts	$827,595	$—	$—	$827,595
Forward currency contracts	—	(240,659)	—	(240,659)
Swap contracts	—	1,168,100	—	1,168,100
Cash and cash equivalents
Bank deposits	1,101,389	—	—	1,101,389
Foreign commercial paper	—	5,547,926	—	5,547,926
U.S. commercial paper	—	57,976,698	—	57,976,698
Securities owned
Foreign commercial paper	—	4,008,509	—	4,008,509
U.S. commercial paper	—	15,173,266	—	15,173,266
U.S. Government-sponsored
enterprises	—	82,472,451	—	82,472,451
U.S. corporate bonds	—	14,643,428	—	14,643,428
Total	$1,928,984	$180,749,719	$—	$182,678,703

The gross presentation of the fair value of the Partnership’s derivatives by contract type is shown in Note 11. See the consolidated condensed schedule of investments for detail by sector.

The following table presents the Partnership’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2014:

Assets	Level 1	Level 2	Level 3	Total
Equity in brokers' trading accounts
U.S. Government securities	$—	$12,395,634	$—	12,395,634
U.S. and foreign futures contracts	11,549,467	—	—	11,549,467
Forward currency contracts	—	(181,222)	—	(181,222)
Cash and cash equivalents
Bank deposits	6,163,896	—	—	6,163,896
Foreign commercial paper	—	18,301,948	—	18,301,948
U.S. commercial paper	—	136,220,051	—	136,220,051
Securities owned
Foreign commercial paper		2,580,625		2,580,625
U.S. commercial paper	—	8,106,663	—	8,106,663
U.S. Government-sponsored
enterprises	—	89,383,625	—	89,383,625
Foreign corporate bonds	—	1,553,227	—	1,553,227
U.S. corporate bonds	—	10,563,619	—	10,563,619
Total	$17,713,363	$278,924,170	$—	$296,637,533